NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2017
NONCONTROLLING INTEREST [Abstract]
NONCONTROLLING INTEREST
20.	NONCONTROLLING INTEREST

			Shibo	Beijing
	Cyber Cloud	Joysee	Qihang	Super TV	Others	Total
Balance as of January 1, 2015	$522	$43	$-	$-	$-	$565
Share-based compensation	12	-	-	-	-	12
Capital injection by noncontrolling interests (Note a)	741	-	-	-	-	741
Acquisition of noncontrolling interests of Joysee (Note b)	-	(59)	-	-	-	(59)
Net (loss)/income	(972)	72	-	-	-	(900)
Foreign currency translation adjustment	(30)	(3)	-	-	-	(33)

Balance as of December 31, 2015	273	53	-	-	-	326
Share-based compensation	295	-	-	-	-	295
Capital injection by noncontrolling interests (Note c)	3,741	-	763	5,524	-	10,028
Acquisition of noncontrolling interests of Shibo Qihang (Note d)	-	-	(548)	-	-	(548)
Disposal of Super TV	-	-	-	(6,203)	-	(6,203)
Net (loss)/income	(817)	(34)	(180)	991	1	(39)
Foreign currency translation adjustment	(48)	(3)	(35)	(312)	-	(398)

Balance as of December 31, 2016	3,444	16	-	-	1	3,461
Share-based compensation	269	-	-	-	-	269
Net loss	(1,026)	(5)	-	-	-	(1,031)
Foreign currency translation adjustment	147	1	-	-	(1)	147

Balance as of December 31, 2017	$2,834	$12	$-	$-	$-	$2,846

The following summarized the effects of changes in the Group's ownership interests in its subsidiaries on the Group's equity:

	For the years ended December 31,
	2015	2016	2017

Net income/(loss) attributable to the Company	$1,528	$45,418	$(3,068)

Transfers from the noncontrolling interest
Increase in the Group's additional paid-in capital from capital injection of noncontrolling interest (Note a and Note c)	1,531	2,704	-
Increase/(decrease) in the Group's additional paid-in capital for acquisition of noncontrolling interest (Note b and Note d)	12	(78)	-

Net transfers from noncontrolling interest	1,543	2,626	-

Changes from net income attributable to the Company and transfers from noncontrolling interest	$3,071	$48,044	$(3,068)

a.
In June 2015, Beijing Gehua CATV Network Co., Ltd. (“Gehua”) made a capital contribution of RMB13.9 million (equivalent to $2,272) to Cyber Cloud. As a result, the Group, Yuewu Yuntian, Gehua and Holch Capital held 67.5%, 13.5%, 10% and 9% of the equity interest in Cyber Cloud, respectively. The Group’s additional paid-in capital and noncontrolling interest were increased by $1,531 and $741 from this capital injection, respectively.

b.
In September 2015, N-S Information Technology purchased the 30% of the equity interest in Joysee held by Intel in consideration of RMB0.3 million (equivalent to $47). As a result of this transaction, the Group and Ying Zhi Cheng Technology held 76.9% and 23.1% of the equity interest in Joysee, respectively. The Group’s additional paid-in capital was increased by $12 and noncontrolling interest was decreased by $59 from this transaction.

c.
In February 2016, CSM Holdings and Bejing Quanda Technology Center (“Quanda”) made cash contribution of $3,815 and $763 to establish Shibo Qihang, representing 80% and 20% of the equity interest in Shibo Qihang, respectively.

In May 2016, certain key employees of Beijing Super TV made a cash investment in amount of RMB33 million (equivalent to $5,015) to Beijing Super TV in exchange of a 9.91% equity interest in Beijing Super TV. As a result, the Group held 90.09% of the equity interest in Beijing Super TV. The Group’s additional paid-in capital was decreased by $509 and noncontrolling interest was increased by $5,524 from this capital injection.

In May 2016, the existing noncontrolling shareholders of Cyber Cloud, Yuewu Yuntian, Gehua and Holch Capital, made cash contribution in aggregate of RMB20 million (equivalent to $3,040) to Cyber Cloud according to their proportion of equity interest in Cyber Cloud to increase the share capital of Cyber Cloud. As a result, the Group’s noncontrolling interest was increased by $988.

In October 2016, Tianjin Xuanwutianxia Network Technology Center (“Xuanwutianxia”), an entity owned by two management of Cyber Cloud entered into a share contribution agreement to make a cash contribution of RMB8.4 million (equivalent to $1,213) to Cyber Cloud in return of 5.0% of equity interests of Cyber Cloud after such contribution. $399 and $218 were received in January 2017 and March 2017, respectively, and $596 which remained outstanding as of the release date of this financial report was recognized as subscription receivable. The Group’s additional paid-in capital and noncontrolling interest were increased by $688 and $525 from this capital injection, respectively.

In December 2016, Ningbo Meishan Free Trade Port Area Jinxinronghui Investment Partnership (“Jinxinronghui”), a third-party investor, made a cash contribution in amount of RMB33 million (equivalent to $4,753) to Cyber Cloud. As a result, the Group, Yuewu Yuntian, Jinxinronghui, Gehua, Holch Capital and Xuanwutianxia held 57.7%, 11.5%, 10.0%, 8.6%, 7.7% and 4.5% of the equity interests in Cyber Cloud, respectively. The Group’s additional paid-in capital and noncontrolling interest were increased by $2,525 and $2,228 from this capital injection, respectively. The capital injection was paid to an escrow account of Cyber Cloud in December 2016.

The capital injection was transferred to a current deposit account of Cyber Cloud in January 2017.

d.
In December 2016, N-S Information Technology purchased the remaining 20% of the equity interest in Shibo Qihang held by Quanda in consideration of RMB4.35 million (equivalent to $626). As a result of the completion of this transaction, Shibo Qihang became a wholly owned subsidiary of the Group. The Group’s additional paid-in capital and noncontrolling interest were decreased by $78 and $548 from this acquisition, respectively.